FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/10

Item 1. Schedule of Investments.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Templeton Growth Fund, Inc.

Statement of Investments, November 30, 2010 (unaudited) *(continued)*

ᵃFlextronics International Ltd.	Electronic Equipment, Instruments & Components	11,833,810	85,795,122
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	123,739,000	290,511,133
			461,465,507
South Korea 4.6%			
Hyundai Motor Co. Ltd.	Automobiles	1,208,646	180,044,417
KB Financial Group Inc.	Commercial Banks	3,555,053	166,086,673
KT Corp., ADR	Diversified Telecommunication Services	6,797,200	138,255,048
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	394,973	281,733,764
			766,119,902
Spain 1.5%			
Inditex SA	Specialty Retail	1,098,564	82,783,469
Telefonica SA	Diversified Telecommunication Services	7,753,786	164,943,037
			247,726,506
Sweden 1.2%			
Svenska Cellulosa AB, B	Paper & Forest Products	5,668,150	82,599,662
Telefonaktiebolaget LM Ericsson, B	Communications Equipment	12,144,747	125,267,659
			207,867,321
Switzerland 5.3%			
Adecco SA	Professional Services	1,473,915	83,886,115
Lonza Group AG	Life Sciences Tools & Services	1,151,460	88,812,007
Nestle SA	Food Products	3,296,213	179,065,298
Novartis AG	Pharmaceuticals	5,164,570	273,876,764
Roche Holding AG	Pharmaceuticals	1,250,781	171,645,294
Swiss Reinsurance Co.	Insurance	2,004,070	92,524,708
			889,810,186
Taiwan 1.1%			
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	88,395,358	183,866,985
Turkey 0.6%			
Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication Services	5,991,030	102,087,151
United Kingdom 14.3%			
Aviva PLC	Insurance	33,890,028	186,917,318
BAE Systems PLC	Aerospace & Defense	14,308,250	73,509,418
BG Group PLC	Oil, Gas & Consumable Fuels	4,144,310	74,881,544
BP PLC	Oil, Gas & Consumable Fuels	36,927,786	244,612,865
Compass Group PLC	Hotels, Restaurants & Leisure	15,506,217	134,059,339
GlaxoSmithKline PLC	Pharmaceuticals	17,719,370	334,076,902
HSBC Holdings PLC	Commercial Banks	16,294,297	165,663,460
Kingfisher PLC	Specialty Retail	42,169,602	154,093,312
Pearson PLC	Media	10,778,159	155,276,751
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	9,575,759	284,321,234
Tesco PLC	Food & Staples Retailing	23,376,558	150,650,000
Vodafone Group PLC	Wireless Telecommunication Services	138,416,041	345,982,260
ᵃWolseley PLC	Trading Companies & Distributors	3,138,671	83,797,780
			2,387,842,183
United States 42.5%			
Accenture PLC, A	IT Services	8,786,190	380,617,751
ACE Ltd.	Insurance	1,892,010	110,720,425
Alcoa Inc.	Metals & Mining	4,989,050	65,456,336
American Express Co.	Consumer Finance	3,514,380	151,891,504
ᵃAmgen Inc.	Biotechnology	7,157,150	377,110,233
AT&T Inc.	Diversified Telecommunication Services	1,317,380	36,609,990

Quarterly Statement of Investments

Quarterly Statement of Investments

Templeton Growth Fund, Inc.
Statement of Investments, November 30, 2010 (unaudited) *(continued)*

Total Investments (Cost $17,081,034,384) 99.8%	16,701,448,360
Other Assets, less Liabilities 0.2%	41,459,476
Net Assets 100.0%	$ 16,742,907,836

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2010, the value of this security was $57,660,453, representing 0.34% of net assets.
[c] See Note 4 regarding investment in Templeton China Opportunities Fund, Ltd.
[d] See Note 5 regarding restricted securities.
[e] See Note 6 regarding holdings of 5% voting securities.

ABBREVIATIONS

Selected Portfolio
ADR - American Depository Receipt

Quarterly Statement of Investments

Templeton Growth Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Directors, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. INCOME TAXES

At November 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

Currently, shares of the China Fund are subject to a restriction on redemption set to expire on approximately April 7, 2011. Additionally, the Fund may incur delays in redeeming its investment in the China Fund. The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government. The Fund’s investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

5. RESTRICTED SECURITIES

At November 30, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares	Issuer	Acquisition Dates	Cost	Value
8,390,475	Templeton China Opportunities Fund Ltd., Reg D			
	Total Restricted Securities (0.60% of Net Assets)	1/27/10 - 3/17/10	$83,835,500	$99,846,649

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the three months ended November 30, 2010, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of period	Gross Additions	Gross Reductions	Number of Shares Held at End of period	Value at End of period	Investment Income	Realized Capital Gain (Loss)
Controlled Affiliates*							
Templeton China Opportunities Fund Ltd., Reg D	8,390,475	-	-	8,390,475	$99,846,649	$-	$-
Total Affiliated Securities (0.60% of Net Assets)					$99,846,649	$-	$-

* Issuer in which the Fund owns 25% or more of the outstanding voting securities.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Growth Fund, Inc.

By /s/ LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2011

By /s/MARK H. OTANI

  Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2011